                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                  May 10, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Schwab Investments - Post-Effective Amendment No. 43

              Schwab Short-Term Bond Market Fund
              Schwab Total Bond Market Fund

         File Nos. 33-37459/811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated May 6, 2002, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.


Sincerely,

/s/ Steven Schantz

Steven Schantz
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.